Benefits offered to team members (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefits Offered To Team Members
Beginning balance	R$ 46,415	R$ 39,380	R$ 46,395
Actual return on plan assets	(3,200)	5,115	221
Employer contributions	20,544	4,069	3,569
Benefits paid	(3,712)	(2,915)	(3,087)
Exchange variation	7,868	766	(7,718)
Ending balance	R$ 67,915	R$ 46,415	R$ 39,380